Related Parties' Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule Of Related Parties Transactions And Balances

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Income -
Sales to related-party companies (*)	$169,834	$187,014	$183,012
Participation in expenses	$394	$1,487	$2,576
Cost and expenses -
Supplies from related parties (**)	$6,240	$8,476	$13,467

Balances:	December 31, 2021	December 31, 2020
Trade receivables and other receivables (*)	$60,702	$67,250
Trade payables and advances (**)	$57,439	$34,890

The sales to the Company’s related parties in respect of U.S. government defense contracts are made on the basis of cost.

(*)    A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by a 50%-owned affiliate of ESA.
(**)    Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli affiliate.